Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Total to NEOs (3)	Average Compensation Actually Paid to NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Company Net Income (in thousands) (5)	Company Selected Measurement Net Sales (in thousands) (5)
2022	$4,508,367	$571,286	$1,514,556	$551,000	99.0	105.0	$318,757	$1,918,958
2021	$3,661,366	$3,978,785	$1,421,813	$1,523,590	124.0	142.0	$360,797	$1,731,170
2020	$3,537,446	$5,159,285	$1,314,773	$1,811,197	119.0	118.0	$347,564	$1,688,189

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation reported in the Summary Compensation Table for our CEO, Steve Downing, for the respective years shown.Non-PEO NEOs included in the Average Calculations for each year presented are: Neil Boehm, Kevin Nash, Matt Chiodo, and Scott Ryan.
Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return uses the Dow Jones Auto Index.
PEO Total Compensation Amount	$ 4,508,367	$ 3,661,366	$ 3,537,446
PEO Actually Paid Compensation Amount	$ 571,286	3,978,785	5,159,285
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid ("CAP") amounts include total compensation per the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with applicable SEC rules. For awards with dividend rights, these amounts are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee and the Board in regards to the CEO's compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.
Non-PEO NEO Average Total Compensation Amount	$ 1,514,556	1,421,813	1,314,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 551,000	1,523,590	1,811,197
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid ("CAP") amounts include total compensation per the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with applicable SEC rules. For awards with dividend rights, these amounts are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee and the Board in regards to the CEO's compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the Proxy Statements reporting pay for the fiscal years covered in the table above.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Measure	Description
EBITDA	Earnings before Interest, Taxes, Depreciation, and Amortization.
ROIC	Return On Invested Capital
Operating Income	GAAP Operating Income compared to target
Earnings Per Diluted Share	GAAP Earnings Per Diluted Share compared to target

Total Shareholder Return Amount	$ 99.0	124.0	119.0
Peer Group Total Shareholder Return Amount	105.0	142.0	118.0
Net Income (Loss)	$ 318,757,000	$ 360,797,000	$ 347,564,000
Company Selected Measure Amount	1,918,958,000	1,731,170,000	1,688,189,000
PEO Name	Steve Downing
Additional 402(v) Disclosure [Text Block]	Net Sales is selected as the most important performance measurement for the current year, which together with net income, are presented in the table. The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our CEO, as well as average compensation actually paid to our other NEOs, to our cumulative TSR, peer group TSR, net income, and net sales.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Diluted Share
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,865,225)	$ (2,132,006)	$ (1,843,293)
PEO [Member] | Equity Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,532,729	2,128,952	2,012,320
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,803,562)	298,465	1,375,085
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(434,402)	22,008	77,727
PEO [Member] | Equity Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(366,621)	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(696,593)	(709,037)	(538,150)
Non-PEO NEO [Member] | Equity Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	615,757	708,021	587,498
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(665,677)	91,118	404,409
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(123,166)	11,675	42,667
Non-PEO NEO [Member] | Equity Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (93,877)	$ 0	$ 0